NET CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2024
NET CAPITAL REQUIREMENTS
NET CAPITAL REQUIREMENTS

23.NET CAPITAL REQUIREMENTS

The Company operates four registered broker-dealers that are subject to the SEC Uniform Net Capital Rule (Rule 15c3-1). This requires the Company to maintain certain minimum net capital requirements. At December 31, 2024 and 2023, all broker-dealers had net capital in excess of the required minimums.